Quarterly Holdings Report
for
Fidelity® Stock Selector Small Cap Fund
January 31, 2025
SCS-NPRT1-0425
1.813071.120
Common Stocks - 96.5%
	Shares	Value ($)
CANADA - 3.8%
Energy - 0.3%
Energy Equipment & Services - 0.3%
CES Energy Solutions Corp	2,732,200	16,186,219
Financials - 0.8%
Capital Markets - 0.8%
TMX Group Ltd	1,315,778	40,722,259
Health Care - 0.2%
Biotechnology - 0.2%
Xenon Pharmaceuticals Inc (a)	324,385	12,968,912
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.3%
Celestica Inc (United States) (a)(b)	132,551	16,366,072
Software - 0.2%
Lumine Group Inc Subordinate Voting Shares (a)(c)	430,040	11,406,779
TOTAL INFORMATION TECHNOLOGY		27,772,851

Materials - 0.2%
Metals & Mining - 0.2%
Osisko Gold Royalties Ltd	574,080	10,617,725
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Colliers International Group Inc Subordinate Voting Shares	265,056	37,713,510
Utilities - 1.1%
Gas Utilities - 1.1%
Brookfield Infrastructure Corp (United States)	1,406,096	58,662,325
TOTAL CANADA		204,643,801
CHILE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Lundin Mining Corp	1,435,916	11,342,289
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (a)	32,406	4,234,168
INDIA - 0.3%
Industrials - 0.3%
Professional Services - 0.3%
WNS Holdings Ltd ADR	259,450	15,891,313
ISRAEL - 1.3%
Information Technology - 1.3%
IT Services - 1.1%
Wix.com Ltd (a)	240,488	57,450,178
Semiconductors & Semiconductor Equipment - 0.2%
Nova Ltd (a)	57,000	13,975,260
TOTAL ISRAEL		71,425,438
JAPAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Allegro MicroSystems Inc (a)	1,258,900	30,326,901
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (a)	37,711	24,705,607
Merus NV (a)	156,300	6,398,922

TOTAL NETHERLANDS		31,104,529
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
First BanCorp/Puerto Rico	2,516,646	52,245,571
THAILAND - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Fabrinet (a)	220,383	47,649,008
UNITED KINGDOM - 1.2%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Games Workshop Group PLC	64,418	11,629,346
Consumer Staples - 0.4%
Food Products - 0.4%
Nomad Foods Ltd	1,188,658	21,229,432
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	941,888	28,303,734
Health Care - 0.1%
Biotechnology - 0.1%
Autolus Therapeutics PLC ADR (a)	1,546,738	3,418,291
TOTAL UNITED KINGDOM		64,580,803
UNITED STATES - 86.6%
Communication Services - 0.7%
Entertainment - 0.2%
Vivid Seats Inc Class A (a)(b)	2,888,565	12,420,830
Interactive Media & Services - 0.2%
Ziff Davis Inc (a)(b)	162,700	8,767,903
Media - 0.2%
TechTarget Inc/old	173,601	2,956,425
Thryv Holdings Inc (a)	603,100	10,560,281
		13,516,706
Wireless Telecommunication Services - 0.1%
Gogo Inc (a)(b)	545,300	4,602,332
Consumer Discretionary - 10.3%
Automobile Components - 0.6%
Patrick Industries Inc	328,850	31,944,489
Diversified Consumer Services - 0.5%
Laureate Education Inc (a)	1,317,726	24,667,831
Hotels, Restaurants & Leisure - 1.1%
Bloomin' Brands Inc	692,723	8,700,601
Brinker International Inc (a)	192,900	35,102,013
Dutch Bros Inc Class A (a)	229,788	14,366,346
		58,168,960
Household Durables - 3.3%
Champion Homes Inc (a)(b)	508,988	46,994,862
Green Brick Partners Inc (a)(b)	816,244	49,358,275
Installed Building Products Inc	193,068	38,389,641
Lovesac Co/The (a)	175,766	4,492,579
SharkNinja Inc	378,062	42,271,112
		181,506,469
Leisure Products - 0.2%
Acushnet Holdings Corp (b)	247,040	16,136,652
Specialty Retail - 2.7%
Academy Sports & Outdoors Inc	708,800	37,077,328
Boot Barn Holdings Inc (a)	186,500	29,998,525
Group 1 Automotive Inc	57,300	26,156,877
Murphy USA Inc	102,856	51,727,311
		144,960,041
Textiles, Apparel & Luxury Goods - 1.9%
Crocs Inc (a)	200,500	20,465,035
Deckers Outdoor Corp (a)	55,100	9,772,536
Kontoor Brands Inc (b)	411,526	37,798,663
Samsonite International SA (c)(d)	6,094,500	17,676,780
Steven Madden Ltd (b)	439,240	18,030,802
		103,743,816
TOTAL CONSUMER DISCRETIONARY		561,128,258

Consumer Staples - 3.4%
Beverages - 1.0%
Primo Brands Corp Class A	1,166,000	37,743,420
Vita Coco Co Inc/The (a)(b)	481,087	18,011,897
		55,755,317
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings Inc (a)	130,100	12,886,405
Performance Food Group Co (a)	181,500	16,391,265
Sprouts Farmers Market Inc (a)	157,500	24,938,550
		54,216,220
Food Products - 1.4%
Post Holdings Inc (a)	233,444	24,782,415
Simply Good Foods Co/The (a)	1,271,558	48,319,204
		73,101,619
TOTAL CONSUMER STAPLES		183,073,156

Energy - 4.4%
Energy Equipment & Services - 2.4%
Cactus Inc Class A	783,444	46,779,441
Liberty Energy Inc Class A	3,028,548	55,452,714
Weatherford International PLC	440,100	27,704,295
		129,936,450
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp (a)	1,392,882	51,982,357
Chord Energy Corp	113,000	12,706,850
Core Natural Resources Inc	147,600	13,334,184
Northern Oil & Gas Inc (b)	848,634	30,508,392
		108,531,783
TOTAL ENERGY		238,468,233

Financials - 14.8%
Banks - 6.4%
Connectone Bancorp Inc	329,724	8,355,206
East West Bancorp Inc	180,388	18,574,552
First Interstate BancSystem Inc Class A	629,900	20,755,205
Glacier Bancorp Inc (b)	386,400	19,192,488
Home BancShares Inc/AR (b)	841,100	25,392,809
Metropolitan Bank Holding Corp (a)	158,234	10,147,546
Pathward Financial Inc	502,900	40,096,217
Pinnacle Financial Partners Inc	285,300	35,596,881
SouthState Corp	435,640	45,999,228
Synovus Financial Corp	1,173,730	66,221,847
TriCo Bancshares	664,165	29,136,919
Western Alliance Bancorp	333,944	29,343,659
		348,812,557
Capital Markets - 3.2%
Houlihan Lokey Inc Class A	264,676	48,096,923
Lazard Inc Class A	727,643	39,561,950
Piper Sandler Cos	84,200	26,703,188
Stifel Financial Corp	488,314	56,571,177
		170,933,238
Consumer Finance - 1.6%
FirstCash Holdings Inc	526,532	57,470,968
SLM Corp	1,113,158	31,068,239
		88,539,207
Financial Services - 1.8%
Essent Group Ltd	766,232	44,633,014
Mr Cooper Group Inc (a)	306,688	31,837,281
Walker & Dunlop Inc	207,326	19,917,809
		96,388,104
Insurance - 1.8%
First American Financial Corp	277,294	17,530,527
Genworth Financial Inc Class A (a)	3,623,118	26,195,143
Primerica Inc	120,300	34,907,451
Selective Insurance Group Inc	244,570	20,575,674
		99,208,795
TOTAL FINANCIALS		803,881,901

Health Care - 14.2%
Biotechnology - 6.8%
AnaptysBio Inc (a)	317,170	5,686,858
Arcellx Inc (a)	245,650	16,736,135
Astria Therapeutics Inc (a)	513,711	4,037,768
Astria Therapeutics Inc warrants (a)	95,634	308,475
Bridgebio Pharma Inc (a)	467,900	16,006,859
Cargo Therapeutics Inc (a)	410,179	1,476,644
Celldex Therapeutics Inc (a)	519,000	12,710,310
Cogent Biosciences Inc (a)	1,226,469	11,418,426
Crinetics Pharmaceuticals Inc (a)	506,000	20,391,800
Cytokinetics Inc (a)	393,475	19,461,274
Day One Biopharmaceuticals Inc (a)(b)	936,000	11,578,320
Denali Therapeutics Inc (a)	7,825	182,323
Dianthus Therapeutics Inc (a)(b)	457,418	10,131,809
Disc Medicine Inc (a)	187,200	10,445,760
Exact Sciences Corp (a)	176,600	9,898,430
Immunovant Inc (a)(b)	363,630	7,905,316
Immunovant Inc (e)	201,069	4,371,240
Insmed Inc (a)	200,150	15,327,487
Madrigal Pharmaceuticals Inc (a)(b)	63,190	21,156,012
MoonLake Immunotherapeutics Class A (a)	163,303	7,510,305
Nurix Therapeutics Inc (a)	487,998	9,618,441
Nuvalent Inc Class A (a)	112,019	9,612,350
Oruka Therapeutics Inc (e)	283,456	3,812,483
Perspective Therapeutics Inc (a)(b)	893,792	3,172,962
Rezolute Inc (a)	727,000	3,816,750
Rhythm Pharmaceuticals Inc (a)	247,547	14,711,718
Soleno Therapeutics Inc (a)	221,800	11,141,014
Spyre Therapeutics Inc (a)	288,785	6,639,167
Tyra Biosciences Inc (a)(b)	598,940	8,660,672
Vaxcyte Inc (a)	388,711	34,330,956
Vericel Corp (a)	527,217	30,863,283
Viking Therapeutics Inc (a)(b)	299,200	9,798,800
Vir Biotechnology Inc (a)(b)	697,800	7,257,120
Viridian Therapeutics Inc (a)	476,627	9,237,031
		369,414,298
Health Care Equipment & Supplies - 4.3%
Artivion Inc (a)(b)	478,000	14,798,880
Ceribell Inc	560,982	12,908,196
Embecta Corp	491,400	8,810,801
Glaukos Corp (a)	241,880	37,839,707
Insulet Corp (a)	114,940	31,996,997
Integer Holdings Corp (a)(b)	173,060	24,612,593
Lantheus Holdings Inc (a)	143,605	13,284,899
Masimo Corp (a)	150,000	26,134,500
Merit Medical Systems Inc (a)	148,400	16,157,792
Penumbra Inc (a)	122,746	32,769,500
PROCEPT BioRobotics Corp (a)	214,379	15,542,478
		234,856,343
Health Care Providers & Services - 2.3%
BrightSpring Health Services Inc (a)	5,000	117,999
Encompass Health Corp	218,400	21,680,568
Ensign Group Inc/The	228,510	31,913,707
HealthEquity Inc (a)	350,740	38,728,711
Privia Health Group Inc (a)	721,303	16,481,774
Surgery Partners Inc (a)	550,824	14,040,504
		122,963,263
Pharmaceuticals - 0.8%
Enliven Therapeutics Inc (a)(b)	535,052	11,696,237
Enliven Therapeutics Inc (e)	120,720	2,638,939
Prestige Consumer Healthcare Inc (a)	319,580	24,534,157
Structure Therapeutics Inc ADR (a)	136,197	4,081,823
		42,951,156
TOTAL HEALTH CARE		770,185,060

Industrials - 17.7%
Building Products - 1.6%
AAON Inc	186,100	21,658,318
Simpson Manufacturing Co Inc	249,342	41,889,456
Tecnoglass Inc	304,900	23,172,400
		86,720,174
Commercial Services & Supplies - 1.3%
Brink's Co/The	401,023	37,427,477
HNI Corp	340,460	16,971,931
Vestis Corp	1,185,608	16,574,799
		70,974,207
Construction & Engineering - 4.0%
Comfort Systems USA Inc	34,832	15,212,876
Construction Partners Inc Class A (a)	295,838	23,785,375
Dycom Industries Inc (a)	104,492	19,765,707
EMCOR Group Inc	50,384	22,575,055
Fluor Corp (a)	431,900	20,821,899
Granite Construction Inc	354,370	31,234,172
IES Holdings Inc (a)	293,639	64,976,438
Sterling Infrastructure Inc (a)(b)	147,900	21,063,918
		219,435,440
Electrical Equipment - 0.9%
NEXTracker Inc Class A (a)(b)	493,400	24,877,228
Thermon Group Holdings Inc (a)	933,201	25,831,004
		50,708,232
Ground Transportation - 0.2%
ArcBest Corp	126,100	12,056,421
Machinery - 4.4%
Atmus Filtration Technologies Inc	427,464	17,876,544
Blue Bird Corp (a)	380,900	13,567,658
Federal Signal Corp (b)	436,576	42,919,787
Kadant Inc (b)	73,350	27,352,215
REV Group Inc	517,600	17,960,720
SPX Technologies Inc (a)	323,482	48,043,548
Terex Corp	831,100	39,967,599
Timken Co/The	300,760	24,142,005
		231,830,076
Passenger Airlines - 0.3%
SkyWest Inc (a)	144,500	17,472,940
Professional Services - 2.0%
Amentum Holdings Inc	833,980	17,488,561
Concentrix Corp	177,300	9,269,243
CRA International Inc	108,100	19,844,998
ExlService Holdings Inc (a)	625,960	31,460,750
First Advantage Corp (a)(b)	1,085,933	20,502,415
KBR Inc	197,300	10,737,066
		109,303,033
Trading Companies & Distributors - 3.0%
Applied Industrial Technologies Inc	94,600	24,598,838
Beacon Roofing Supply Inc (a)	153,200	18,129,688
FTAI Aviation Ltd	173,700	17,462,061
GMS Inc (a)	536,100	45,214,674
Rush Enterprises Inc Class A	906,576	55,074,492
		160,479,753
TOTAL INDUSTRIALS		958,980,276

Information Technology - 11.2%
Communications Equipment - 0.4%
Ciena Corp (a)	249,340	21,727,487
Electronic Equipment, Instruments & Components - 4.8%
Advanced Energy Industries Inc	463,970	53,393,668
Belden Inc	220,700	25,704,929
ePlus Inc (a)	201,308	16,084,509
Insight Enterprises Inc (a)	314,149	54,269,240
Napco Security Technologies Inc	192,800	7,075,760
PAR Technology Corp (a)(b)	331,300	24,049,067
Sanmina Corp (a)	378,182	31,665,179
TD SYNNEX Corp	332,532	47,389,135
		259,631,487
IT Services - 0.6%
ASGN Inc (a)	396,554	34,980,028
Semiconductors & Semiconductor Equipment - 1.5%
Diodes Inc (a)	532,424	31,402,368
MACOM Technology Solutions Holdings Inc (a)	363,788	48,110,963
		79,513,331
Software - 3.9%
ACI Worldwide Inc (a)	343,600	18,399,780
Agilysys Inc (a)(b)	152,100	13,722,462
Five9 Inc (a)	136,400	5,591,036
Intapp Inc (a)	249,148	17,761,761
Manhattan Associates Inc (a)	35,080	7,317,337
Monday.com Ltd (a)	75,660	19,328,104
nCino Inc (a)	262,420	8,924,904
Progress Software Corp (b)	339,588	19,468,580
SPS Commerce Inc (a)	275,794	50,933,636
Tenable Holdings Inc (a)	528,100	22,755,829
Vertex Inc Class A (a)	476,972	27,545,133
		211,748,562
TOTAL INFORMATION TECHNOLOGY		607,600,895

Materials - 4.5%
Chemicals - 1.1%
Element Solutions Inc	1,059,900	27,356,019
Minerals Technologies Inc	313,235	24,021,992
Tronox Holdings PLC	617,000	6,336,590
		57,714,601
Construction Materials - 0.9%
Eagle Materials Inc	191,950	49,281,243
Metals & Mining - 1.7%
Carpenter Technology Corp	165,100	31,874,206
Commercial Metals Co	1,050,388	50,933,314
Constellium SE (a)	1,048,800	10,414,584
		93,222,104
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp	201,362	23,553,313
Sylvamo Corp	237,968	19,061,237
		42,614,550
TOTAL MATERIALS		242,832,498

Real Estate - 4.0%
Diversified REITs - 1.1%
Essential Properties Realty Trust Inc	1,754,758	56,327,732
Health Care REITs - 0.7%
CareTrust REIT Inc	1,452,484	38,490,826
Industrial REITs - 0.6%
Terreno Realty Corp	518,842	33,942,644
Real Estate Management & Development - 0.5%
Jones Lang LaSalle Inc (a)	101,200	28,619,360
Retail REITs - 0.3%
Acadia Realty Trust	738,100	17,005,823
Specialized REITs - 0.8%
Lamar Advertising Co Class A	150,500	19,026,210
Outfront Media Inc	1,341,974	24,692,322
		43,718,532
TOTAL REAL ESTATE		218,104,917

Utilities - 1.4%
Gas Utilities - 1.4%
Southwest Gas Holdings Inc	584,704	43,665,695
UGI Corp	1,010,434	31,050,637
		74,716,332
TOTAL UNITED STATES		4,698,279,297
TOTAL COMMON STOCKS (Cost $4,126,603,640)		5,231,723,118

Money Market Funds - 6.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.37	173,626,835	173,661,560
Fidelity Securities Lending Cash Central Fund (g)(h)	4.37	153,812,102	153,827,483
TOTAL MONEY MARKET FUNDS (Cost $327,488,819)			327,489,043

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $4,454,092,459)	5,559,212,161
NET OTHER ASSETS (LIABILITIES) - (2.5)% (f)	(133,758,235)
NET ASSETS - 100.0%	5,425,453,926

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	927	Mar 2025	106,391,790	89,119	89,119

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $29,083,559 or 0.5% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,676,780 or 0.3% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,822,662 or 0.2% of net assets.

(f)	Includes $7,145,514 of cash collateral to cover margin requirements for futures contracts.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Enliven Therapeutics Inc	3/19/24	1,690,080

Immunovant Inc	1/13/25	4,021,380

Oruka Therapeutics Inc	9/12/24	6,519,488

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	132,801,292	1,059,621,291	1,018,761,023	1,709,313	-	-	173,661,560	173,626,835	0.3%
Fidelity Securities Lending Cash Central Fund	113,110,950	460,281,198	419,564,665	24,214	-	-	153,827,483	153,812,102	0.7%
Total	245,912,242	1,519,902,489	1,438,325,688	1,733,527	-	-	327,489,043	327,438,937

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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